                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                               New York, New York 10281-1008

March 1, 2004

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Rochester Portfolio Series, on behalf of its Series
            Limited Term New York Municipal Fund (the "Registrant")
            Reg. No. 33-41511; File No. 811-6332
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that,  with respect to the Prospectus and Statement of Additional  Information of
the  Registrant,  dated  February 24, 2004, no changes were made to the  Prospectus  and the
Statement of  Additional  Information  contained in  Post-Effective  Amendment No. 18 to the
Registrant's  Registration  Statement on Form N-1A, which was filed  electronically with the
Securities and Exchange Commission on February 24, 2004.

Very truly yours,

/s/ Tane T. Tyler
---------------------------
Tane T. Tyler
Vice President &
Associate Counsel
(303) 768-2486

Attachments

cc:  Ronald M. Feiman, Esq.
     Gloria LaFond

355_coverletter_497(j)(mar04).doc